Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Disclosure of detailed information about inventories
Inventories consist of the following:

	As of March 31,
	2024		2023
Raw materials	Rs.	19,030	Rs.	12,075
Work-in-progress		14,222		11,698
Finished goods (includes stock-in-trade)		25,249		20,971
Packing materials, stores and spares		5,051		3,926
	Rs.	63,552	Rs.	48,670

Disclosure of detail information about of inventories recognized in consolidated income statement
Details of inventories recognized in the consolidated income statement are as follows
:

	For the Year Ended March 31,
	2024		2023		2022
Raw materials, consumables and changes in finished goods and work in progress	Rs.	78,526	Rs.	71,708	Rs.	69,838
Inventories write-down		3,563		4,869		4,584